Investments - Schedule of Plan's Assets Fair Value Hierarchy (Details) - The Magna Group of Companies Retirement Savings Plans - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Investments, at fair value		$ 2,407,189
Investments, at contract value	$ 3,293
Total Investments	2,791,263	2,407,189
Level 1,2 &3
Investments
Investments, at fair value	426,785	793,210
Level 1,2 &3 | Mutual funds
Investments
Investments, at fair value	149,507	558,664
Level 1,2 &3 | Employer's securities
Investments
Investments, at fair value	274,071	231,299
Level 1,2 &3 | Deferred income annuities
Investments
Investments, at fair value	3,173	3,215
Level 1,2 &3 | Life insurance policies
Investments
Investments, at fair value	34	32
Level 1
Investments
Investments, at fair value	423,578	789,963
Level 1 | Mutual funds
Investments
Investments, at fair value	149,507	558,664
Level 1 | Employer's securities
Investments
Investments, at fair value	274,071	231,299
Level 3
Investments
Investments, at fair value	3,207	3,247
Level 3 | Deferred income annuities
Investments
Investments, at fair value	3,173	3,215	$ 2,960
Level 3 | Life insurance policies
Investments
Investments, at fair value	34	32	$ 38
Net asset value
Investments
Investments, at fair value	2,361,185	1,613,979
Net asset value | Stable Value Fund
Investments
Investments, at fair value	143,649	153,245
Net asset value | Pooled Separate Accounts
Investments
Investments, at fair value	237,548	214,875
Net asset value | Common/Collective Trusts
Investments
Investments, at fair value	$ 1,979,988	$ 1,245,859